Business Acquisitions, Note	12 Months Ended
Dec. 31, 2014
Notes
Business Acquisitions, Note

NOTE 13 - BUSINESS ACQUISITIONS

On December 31, 2012 (the “Parallel Acquisition Closing Date”), pursuant to that certain Asset Purchase Agreement (the “Parallel Agreement”) by and between the Company and Parallel Solutions Inc., a Nevada corporation (“Parallel”), the Company acquired substantially all of Parallel’s assets used in connection with its business of facilitating electronic payment processing services to merchants (the “Parallel Assets”), assumed certain specified liabilities and hired seven employees of Parallel in exchange for 538,570 unregistered shares of common stock, of which 53,857 shares (the “Parallel Indemnification Escrow”) and 100,000 shares (the “Parallel Deferred Consent Escrow”) were deposited in escrow with our transfer agent.  The Parallel Indemnification Escrow was released on January 23, 2014. On October 29, 2013, the Parallel Deferred Consent Escrow was released to Parallel after certain specified contract assignments and residual revenue streams were assigned to the Company pursuant to the Parallel Agreement.

On March 20, 2013 (the “MeNetwork Closing Date”), the Company assumed certain liabilities and acquired substantially all of the assets of MeNetwork used in connection with its business of developing, marketing and licensing a mobile marketing platform for use by merchants and consumers (the “MeNetwork Assets”), pursuant to an Asset Purchase Agreement dated March 1, 2013 by and between Spindle and MeNetwork (the “MeNetwork Agreement”).  As consideration for the assumption of the liabilities and the acquisition of the MeNetwork Assets, the Company issued an aggregate of 2,750,000 shares of common stock to the stockholders of MeNetwork, of which 350,000 shares are being held in escrow for a period of one year from the MeNetwork Closing Date for the purposes of satisfying any indemnification claims.  In addition, on October 7, 2013, the Company issued an additional 750,000 shares of common stock to Ashton Craig Page, the former director and Chief Operating Officer of MeNetwork and a current director of the Company, pursuant to the terms and conditions of the MeNetwork Agreement. On December 12, 2014, the Company, and Ashton Craig Page, in his capacity as the representative of MeNetwork and the MeNetwork Stockholders (the “Representative”), entered into an Amendment and Waiver to Asset Purchase Agreement (the "Amendment), pursuant to which the Company agreed to issue and the Representative agreed to accept on behalf of MeNetwork and the MeNetwork Stockholders an acceleration of the issuance of up to an aggregate of 1,000,000 Earnout Shares on or before December 31, 2014 in full satisfaction of all obligations of the Company to issue the Earnout Shares pursuant to the Purchase Agreement during the Earnout Period. These shares were issued on December 23, 2014.

Yowza!! Transaction

As described in Note 1, “Organization of the Company and Signficant Accounting Policies” the Company completed the Yowza!! Transaction on January 3, 2014. This transaction was accounted for as a business combination.  As such, the Company has allocated the purchase price in accordance with ASC Topic 850-30 as previously described in the Company’s significant accounting policies. Consideration was determined as follows:

Fair Value of Consideration Transferred
Cash paid to Yowza!!, net of cash acquired	$500,000
Fair value of Company's shares issued	3,004,860
Cash paid to extinguish debt, net of cash acquired	(13,632)
$3,491,228

The fair value of our shares issued in connection with the Yowza!! Transaction was determined to be $1.83, which was the fair value of the shares on the closing date of the acquisition.

The Company’s allocation of the purchase price is as follows:

Net assets acquired:
Cash	$1,368
Accounts receivable	2,928
Software development costs	200,000
Trademarks	10,000
Net liabilities assumed:
Accounts payable	(15,000)
Goodwill	3,291,932
Total purchase price	$3,491,228